DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
Cash in non U.S. bank accounts	$ 38,500	$ 46,100